Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010
Real estate
Land	$ 13,052,000
Building and improvements	60,243,867
Furniture, fixtures, and equipment	8,351,395
Gross real estate	81,647,262
Less: accumulated depreciation	(1,725,746)
Net real estate	79,921,516
Real estate loan	6,000,000
Total real estate and real estate loan, net	85,921,516
Cash and cash equivalents	5,046,153	22,275
Restricted cash	609,488
Tenant receivables	35,680
Acquired intangible assets, net of amortization of $4,698,174	838,893
Deferred loan costs, net of amortization of $42,986	573,153
Deferred offering costs	682,668	620,237
Other assets	463,998	187,300
Total assets	94,171,549	829,812
Liabilities
Mortgage notes payable	55,637,000
Accounts payable and accrued expenses	1,106,299
Note payable, related party		465,050
Accrued interest payable	168,956	15,064
Dividends payable	646,675
Security deposits and prepaid rents	156,960
Deferred real estate loan income	69,844
Total liabilities	57,785,734	1,486,012
Commitments and contingencies (Note 12)
Stockholder's equity (deficit)
Common Stock, $0.01 par value per share; 400,066,666 shares authorized; 5,147,399 shares issued and outstanding at September 30, 2011; 36,666 shares issued and outstanding at December 31, 2010	51,474	366
Additional paid in capital	50,458,803	109,632
Syndication and offering costs	(6,043,712)
Accumulated deficit	(8,080,751)	(766,199)
Total stockholders' equity (deficit)	36,385,814	(656,201)
Non-controlling interest	1	1
Total equity (deficit)	36,385,815	(656,200)
Total liabilities and equity	94,171,549	829,812
Revolving line of credit
Liabilities
Line of credit, to related party		200,000
Non-revolving line of credit
Liabilities
Line of credit, to related party		$ 805,898